Tom Sheehan
(207) 228-7165 direct
tsheehan@bernsteinshur.com

August 30, 2021

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File No. 811-22895/ 333-191495)

Ladies and Gentlemen:

Enclosed please find preliminary proxy materials filed by Capitol Series Trust (the “Trust”) on Schedule 14A on behalf of Guardian Capital Fundamental Global Equity Fund, a series of the Trust (the “Fund”). The proxy seeks shareholder approval of two proposals:

1) a proposal to approve a new advisory agreement for the Fund (“New Advisory Agreement”) with a new investment adviser to the Fund, Guardian Capital LP (“Guardian”), a Toronto-domiciled limited partnership which is registered the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser; and

(2) a proposal to approve a new investment sub-advisory agreement for the Fund (the “New Sub-Advisory Agreement”) between Guardian and GuardCap Asset Management Limited (“GuardCap”), a wholly-owned subsidiary of Guardian domiciled in the United Kingdom and also registered as an investment adviser with the SEC.

The Fund’s current investment adviser is Alta Capital Management, LLC (“Alta”), a Salt Lake City-domiciled SEC-registered investment adviser and also a majority-owned subsidiary of Guardian. Since the Fund’s inception in 2019, Alta has managed the Fund utilizing a “participating affiliate” arrangement pursuant to which Alta has utilized the resources of GuardCap to manage the Fund’s investments. At the time of the Fund’s inception, GuardCap’s application to register with the SEC as an investment adviser was pending, but had not yet been approved. It was subsequently approved in 2020. Alta, Guardian, and GuardCap are affiliated entities because they are under the under the common control of Guardian Capital Group Limited, a publicly traded firm listed on the Toronto Stock Exchange (“Guardian Ltd.”).

Guardian wishes to take over as the investment adviser of the Fund and to assume responsibility for providing the advisory services that Alta now provides to the Fund. In addition, because GuardCap is now federally registered, Guardian seeks to replace the participating affiliate arrangement between Alta and GuardCap with a traditional subadvisory relationship between Guardian and GuardCap. The advisory and sub-advisory changes that Guardian is proposing with respect to Fund are part of an overall restructuring and rebranding of Guardian’s U.S. mutual fund business. Guardian is seeking to create a product lineup of U.S. mutual funds that: (1) are consistently branded across all of the funds; (2) have streamlined, consistent, and standardized internal processes and procedures in areas such as trading, compliance, finance, and legal oversight; (3) are generally structured as single adviser funds with Guardian serving as the investment adviser, or as sub-advised funds, with Guardian, as the sponsor of the Guardian fund family, serving as the investment adviser and its affiliated advisory entities serving as sub-advisers; (4) have a commonality of fiscal year ends so that the all of the Guardian Capital Funds can be offered in a single prospectus.

Division of Investment Management

U.S. Securities and Exchange Commission

Shareholder approval of these proposals is necessary because of the requirements of section 15(a) of the Investment Company Act of 1940, which makes it unlawful for any person to serve as the investment adviser of a registered investment company except pursuant to a written contract that has been approved by vote of the majority of the outstanding voting securities of such registered company. The Trust’s Board of Trustees has unanimously approved both the New Advisory Agreement and the New Sub-Advisory Agreement, each subject to shareholder approval, and has unanimously recommended that shareholders approve both proposals.

We have acted as counsel to the Registrant in connection with this filing. Please do not hesitate to contact me at (207) 228-7165 or e-mail me at tsheehan@bernsteinshur.com if you have any questions or comments regarding this filing.

Very truly yours,

Bernstein Shur